S000008484 [Member] Performance Management - The Fairholme Fund	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]
The bar chart and table set out below show The Fairholme Fund’s historical performance and provide some indication of the risks of investing in The Fairholme Fund by showing changes in The Fairholme Fund’s performance from year to year and by showing how The Fairholme Fund’s average annual total returns for the 1‑, 5‑, and 10‑year periods and since inception compare to the performance of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. The S&P 500 Index assumes reinvestment of all dividends and distributions. Because indices cannot be invested in directly, these index returns do not reflect a deduction for fees, expenses or taxes. The Fairholme Fund’s past performance (before and after taxes) is not necessarily an indication of how The Fairholme Fund will perform in the future. Updated performance information for The Fairholme Fund may be obtained by calling 1‑866‑202‑2263.

Performance Past Does Not Indicate Future [Text]	The Fairholme Fund’s past performance (before and after taxes) is not necessarily an indication of how The Fairholme Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table set out below show The Fairholme Fund’s historical performance and provide some indication of the risks of investing in The Fairholme Fund by showing changes in The Fairholme Fund’s performance from year to year and by showing how The Fairholme Fund’s average annual total returns for the 1‑, 5‑, and 10‑year periods and since inception compare to the performance of the S&P 500 Index.
Bar Chart [Heading]	Annual Returns for The Fairholme Fund for the Last 10 Calendar Years
Bar Chart Closing [Text Block]

Best Quarter – 4th Qtr 2020: +51.40%	Worst Quarter – 2nd Qtr 2022: ‑28.04%

Performance Table Heading	Average Annual Total Returns for The Fairholme Fund (for the periods ended December 31, 2025)
Performance Table Narrative
The theoretical “after‑tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Your actual “after‑tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after‑tax” return information is not relevant to shareholders who hold shares of The Fairholme Fund through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	The theoretical “after‑tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual “after‑tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after‑tax” return information is not relevant to shareholders who hold shares of The Fairholme Fund through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Phone [Text]	1‑866‑202‑2263
The Fairholme Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	51.40%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.04%)
Lowest Quarterly Return, Date	Jun. 30, 2022